UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21309
Advent Claymore Convertible Securities and Income Fund
(Exact name of registrant as specified in charter)

888 Seventh Ave, 31st Floor, New York, NY 10019
(Address of principal executive offices) (Zip code)
Robert White, Treasurer 888 Seventh Ave, 31st Floor, New York, NY 10019
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (212) 482-1600

Date of fiscal year end: October 31

Date of reporting period: May 1, 2018 – July 31, 2018

Item 1.  Schedule of Investments.
Attached hereto.

Advent Claymore Convertible Securities & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2018

	Shares	Value
COMMON STOCKS† - 16.1%
Consumer, Cyclical - 4.5%
Walmart, Inc.[1]	46,700	$4,167,041
Royal Caribbean Cruises Ltd.[1]	36,800	4,149,568
Ford Motor Co.[1]	270,700	2,717,828
Lowe's Companies, Inc.[1]	26,000	2,582,840
General Motors Co.[1]	45,900	1,740,069
Total Consumer, Cyclical		15,357,346
Consumer, Non-cyclical - 3.7%
Merck & Company, Inc.[1]	64,300	4,235,441
United Rentals, Inc.*,1	26,200	3,898,560
Gilead Sciences, Inc.[1]	42,700	3,323,341
Bunge Ltd.[1]	19,800	1,368,774
Total Consumer, Non-cyclical		12,826,116
Financial - 2.6%
U.S. Bancorp[1]	61,200	3,244,212
Lazard Ltd. — Class A1	44,400	2,410,920
Goldman Sachs Group, Inc.[1]	8,700	2,065,641
Synchrony Financial[1]	47,000	1,360,180
Total Financial		9,080,953
Industrial - 2.1%
United Parcel Service, Inc. — Class B1	33,400	4,004,326
Caterpillar, Inc.[1]	22,600	3,249,880
Total Industrial		7,254,206
Communications - 1.7%
Verizon Communications, Inc.[1]	61,300	3,165,532
AT&T, Inc.[1]	85,000	2,717,450
Total Communications		5,882,982
Technology - 0.8%
Texas Instruments, Inc.[1]	24,200	2,693,944
Energy - 0.7%
TPG Pace Energy Holdings Corp.*	170,500	2,284,700
Total Common Stocks
(Cost $56,066,428)		55,380,247
CONVERTIBLE PREFERRED STOCKS† - 11.2%
Industrial - 3.6%
Belden, Inc.
6.75% due 07/15/19[1]	65,496	5,762,338
Stanley Black & Decker, Inc.
5.38% due 05/15/20[1]	49,268	5,493,382
Fortive Corp.
5.00% due 07/01/21*,1	1,034	1,090,870
Total Industrial		12,346,590
Consumer, Non-cyclical - 2.7%
Becton Dickinson and Co.
6.13% due 05/01/20[1]	105,996	6,727,566
Bunge Ltd.
4.88%[1,7]	24,310	2,646,528
Total Consumer, Non-cyclical		9,374,094
Utilities - 1.9%
South Jersey Industries, Inc.
7.25% due 04/15/21[1]	42,102	2,329,714
NextEra Energy, Inc.
6.12% due 09/01/19	40,349	2,309,980
Sempra Energy
6.75% due 07/15/21[1]	19,265	1,962,622
Total Utilities		6,602,316

	Shares	Value
CONVERTIBLE PREFERRED STOCKS† - 11.2% (continued)
Financial - 1.6%
Crown Castle International Corp.	3,183	$3,396,325
6.88% due 08/01/20[1]
QTS Realty Trust, Inc.	10,791	1,144,817
6.50%*,1,7
Assurant, Inc.	7,544	882,648
6.50% due 03/15/21[1]
Total Financial		5,423,790
Energy - 1.4%
Hess Corp.	48,055	3,512,700
8.00% due 02/01/19[1]
Nabors Industries Ltd.	34,215	1,484,326
6.00% due 05/01/2021,1
Total Energy		4,997,026
Total Convertible Preferred Stocks
(Cost $37,307,444)		38,743,816
MONEY MARKET FUND† - 4.4%
Morgan Stanley Institutional Liquidity Government Portfolio - Institutional Class 1.81%[1,2]	15,297,477	15,297,477
Total Money Market Fund
(Cost $15,297,477)		15,297,477

	Face
	Amount	Value
CONVERTIBLE BONDS†† - 69.0%
Technology - 17.1%
Microchip Technology, Inc.
1.63% due 02/15/27[1]	$5,058,000	6,045,883
Micron Technology, Inc.
3.00% due 11/15/43[1]	2,522,000	4,559,579
Advanced Micro Devices, Inc.
2.13% due 09/01/26[1]	1,550,000	3,698,139
Intel Corp.
3.25% due 08/01/39[1]	1,553,000	3,603,280
ServiceNow, Inc.
due 06/01/22[1,3]	2,042,000	2,815,857
Evolent Health, Inc.
2.00% due 12/01/21	2,000,000	2,226,472
Teradyne, Inc.
1.25% due 12/15/23[1]	1,521,000	2,215,475
NXP Semiconductors N.V.
1.00% due 12/01/19[1]	1,911,000	2,120,029
Lumentum Holdings, Inc.
0.25% due 03/15/24[1]	1,868,000	2,098,898
Nutanix, Inc.
due 01/15/23[1,3,4]	1,636,000	1,956,381
Cypress Semiconductor Corp.
4.50% due 01/15/22[1]	1,335,000	1,932,493
Integrated Device Technology, Inc.
0.88% due 11/15/22[1]	1,600,000	1,910,190
Akamai Technologies, Inc.
0.13% due 05/01/25[1,4]	1,629,000	1,639,890
Allscripts Healthcare Solutions, Inc.
1.25% due 07/01/20[1]	1,550,000	1,593,005
Nuance Communications, Inc.
1.25% due 04/01/25[1]	1,649,000	1,581,025
Citrix Systems, Inc.
0.50% due 04/15/19[1]	984,000	1,499,163

Advent Claymore Convertible Securities & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2018

	Face
	Amount	Value
CONVERTIBLE BONDS†† - 69.0% (continued)
Technology - 17.1% (continued)
ON Semiconductor Corp.
1.63% due 10/15/23[1]	$1,193,000	$1,498,736
Apptio, Inc.
0.88% due 04/01/23[4]	1,354,000	1,445,942
Rambus, Inc.
1.38% due 02/01/23[4]	1,496,000	1,399,450
Verint Systems, Inc.
1.50% due 06/01/21[1]	1,350,000	1,339,504
CSG Systems International, Inc.
4.25% due 03/15/36[1]	1,201,000	1,274,405
Envestnet, Inc.
1.75% due 06/01/23[1,4]	1,090,000	1,170,640
Workday, Inc.
0.25% due 10/01/22[1,4]	1,079,000	1,140,639
Western Digital Corp.
1.50% due 02/01/24[1,4]	1,132,000	1,110,670
Synaptics, Inc.
0.50% due 06/15/22[1]	1,120,000	1,110,643
MongoDB, Inc.
0.75% due 06/15/24[1,4]	940,000	963,051
New Relic, Inc.
0.50% due 05/01/23[1,4]	855,000	929,432
Five9, Inc.
0.13% due 05/01/23[1,4]	908,000	904,519
Guidewire Software, Inc.
1.25% due 03/15/25[1]	891,000	889,953
HubSpot, Inc.
0.25% due 06/01/22	470,000	663,222
Red Hat, Inc.
0.25% due 10/01/19[1]	343,000	659,746
Inphi Corp.
1.13% due 12/01/20[1]	506,000	533,441
Everbridge, Inc.
1.50% due 11/01/22	281,000	403,209
Total Technology		58,932,961
Consumer, Non-cyclical - 12.4%
Exact Sciences Corp.
1.00% due 01/15/25[1]	4,941,000	5,142,914
Wright Medical Group, Inc.
1.63% due 06/15/23[1,4]	4,414,000	4,366,713
Ionis Pharmaceuticals, Inc.
1.00% due 11/15/21[1]	3,647,000	3,630,399
Jazz Investments I Ltd.
1.50% due 08/15/24[4]	1,807,000	1,882,478
1.88% due 08/15/21[1]	1,048,000	1,135,175
NuVasive, Inc.
2.25% due 03/15/21[1]	2,011,000	2,287,177
BioMarin Pharmaceutical, Inc.
1.50% due 10/15/20[1]	1,817,000	2,229,932
Euronet Worldwide, Inc.
1.50% due 10/01/44[1]	1,654,000	2,143,726
Insulet Corp.
1.38% due 11/15/24[1,4]	1,501,000	1,637,229
Anthem, Inc.
2.75% due 10/15/42[1]	463,000	1,608,936
Cardtronics, Inc.
1.00% due 12/01/20[1]	1,650,000	1,554,954

	Face
	Amount	Value
CONVERTIBLE BONDS†† - 69.0% (continued)
Consumer, Non-cyclical - 12.4% (continued)
Teladoc, Inc.
1.38% due 05/15/25[1,4]	$1,168,000	$1,512,111
Neurocrine Biosciences, Inc.
2.25% due 05/15/24[1]	1,013,000	1,487,088
Square, Inc.
0.50% due 05/15/23[1,4]	1,348,000	1,478,899
Flexion Therapeutics, Inc.
3.38% due 05/01/24[1]	1,185,000	1,388,672
Clovis Oncology, Inc.
2.50% due 09/15/21[1]	847,000	899,128
1.25% due 05/01/25[1]	444,000	403,355
Nevro Corp.
1.75% due 06/01/21	1,336,000	1,293,193
Medicines Co.
2.75% due 07/15/23	1,206,000	1,276,792
Sarepta Therapeutics, Inc.
1.50% due 11/15/24[1,4]	730,000	1,274,856
Theravance Biopharma, Inc.
3.25% due 11/01/23[1]	1,250,000	1,256,650
Insmed, Inc.
1.75% due 01/15/25[1]	1,068,000	1,005,023
Ligand Pharmaceuticals, Inc.
0.75% due 05/15/23[1,4]	887,000	941,928
Supernus Pharmaceuticals, Inc.
0.63% due 04/01/23[1,4]	754,000	852,024
Total Consumer, Non-cyclical		42,689,352
Communications - 11.9%
Booking Holdings, Inc.
0.35% due 06/15/20[1]	1,948,000	3,021,210
0.90% due 09/15/21[1]	795,000	944,757
Liberty Media Corp.
1.38% due 10/15/23[1]	2,180,000	2,763,804
2.25% due 09/30/46	1,143,000	627,221
Finisar Corp.
0.50% due 12/15/36[1]	3,500,000	3,160,832
Viavi Solutions, Inc.
1.75% due 06/01/23[1,4]	2,000,000	2,052,500
1.00% due 03/01/24[1]	1,070,000	1,068,128
Ciena Corp.
4.00% due 12/15/20	1,735,000	2,405,066
3.75% due 10/15/18[1]	413,000	525,936
Liberty Expedia Holdings, Inc.
1.00% due 06/30/47[1,4]	2,570,000	2,613,433
DISH Network Corp.
3.38% due 08/15/26[1]	2,776,000	2,528,811
Ctrip.com International Ltd.
1.00% due 07/01/20[1]	2,128,000	2,111,634
Weibo Corp.
1.25% due 11/15/22[1,4]	1,942,000	1,906,475
Twitter, Inc.
0.25% due 06/15/24[1,4]	1,910,000	1,742,075
Zendesk, Inc.
0.25% due 03/15/23[1,4]	1,555,000	1,682,204
Palo Alto Networks, Inc.
0.75% due 07/01/23[1,4]	1,631,000	1,609,861
GCI Liberty, Inc.
1.75% due 09/30/46[1,4]	1,425,000	1,496,170
IAC FinanceCo, Inc.
0.88% due 10/01/22[1,4]	1,307,000	1,478,572

Advent Claymore Convertible Securities & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2018

	Face
	Amount	Value
CONVERTIBLE BONDS†† - 69.0% (continued)
Communications - 11.9% (continued)
Etsy, Inc.
due 03/01/23[1,3,4]	$1,100,000	$1,403,074
Okta, Inc.
0.25% due 02/15/23[1,4]	1,084,000	1,322,081
Proofpoint, Inc.
0.75% due 06/15/20[1]	888,000	1,281,907
Quotient Technology, Inc.
1.75% due 12/01/22[1,4]	1,169,000	1,263,683
Twilio, Inc.
0.25% due 06/01/23[1,4]	1,090,000	1,148,327
Wix.com Ltd.
due 07/01/23[1,3,4]	1,054,000	1,010,725
Total Communications		41,168,486
Financial - 8.6%
AXA S.A.
7.25% due 05/15/21[4]	3,729,000	4,084,508
Altaba, Inc.
due 12/01/18[1,3]	2,565,000	3,499,404
Colony Capital, Inc.
3.88% due 01/15/21	3,625,000	3,449,187
IH Merger Sub LLC
3.50% due 01/15/22[1]	1,637,000	1,811,187
3.00% due 07/01/19[1]	1,141,000	1,438,250
Blackstone Mortgage Trust, Inc.
4.38% due 05/05/22[1]	1,650,000	1,634,848
4.75% due 03/15/23[1]	1,541,000	1,513,532
PRA Group, Inc.
3.50% due 06/01/23[1]	2,084,000	2,227,379
3.00% due 08/01/20	850,000	820,883
Goldman Sachs BDC, Inc.
4.50% due 04/01/22[1]	1,800,000	1,799,703
Air Lease Corp.
3.88% due 12/01/18	1,167,000	1,757,461
Starwood Property Trust, Inc.
4.00% due 01/15/19[1]	1,291,000	1,489,401
Empire State Realty OP, LP
2.63% due 08/15/19[1,4]	1,170,000	1,182,074
Arbor Realty Trust, Inc.
5.25% due 07/01/21[1,4]	939,000	963,236
BofA Finance LLC
0.25% due 05/01/23[1]	932,000	894,720
Redfin Corp.
1.75% due 07/15/23[1]	663,000	676,070
LendingTree, Inc.
0.63% due 06/01/22[1]	389,000	506,753
Total Financial		29,748,596
Industrial - 7.5%
Greenbrier Companies, Inc.
2.88% due 02/01/24[1]	5,396,000	6,417,868
Cemex SAB de CV
3.72% due 03/15/20[1]	3,916,000	3,990,143
Atlas Air Worldwide Holdings, Inc.
1.88% due 06/01/24[1]	2,500,000	3,164,485
2.25% due 06/01/22[1]	585,000	690,666
Air Transport Services Group, Inc.
1.13% due 10/15/24[1,4]	2,922,000	2,855,933

	Face
	Amount	Value
CONVERTIBLE BONDS†† - 69.0% (continued)
Industrial - 7.5% (continued)
Dycom Industries, Inc.
0.75% due 09/15/21[1]	$2,364,000	$2,639,725
OSI Systems, Inc.
1.25% due 09/01/22	1,860,000	1,804,326
Arconic, Inc.
1.63% due 10/15/19[1]	1,652,000	1,705,322
Chart Industries, Inc.
1.00% due 11/15/24[1,4]	788,000	1,127,866
Patrick Industries, Inc.
1.00% due 02/01/23[4]	1,135,000	1,098,433
Vishay Intertechnology, Inc.
2.25% due 06/15/25[1,4]	445,000	455,058
Total Industrial		25,949,825
Consumer, Cyclical - 5.3%
Navistar International Corp.
4.75% due 04/15/19[1]	3,042,000	3,151,177
Meritor, Inc.
3.25% due 10/15/37[1,4]	3,020,000	3,005,719
Caesars Entertainment Corp.
5.00% due 10/01/24[1]	1,536,000	2,763,126
Tesla, Inc.
1.25% due 03/01/21[1]	2,398,000	2,451,358
Marriott Vacations Worldwide Corp.
1.50% due 09/15/22[1,4]	1,444,000	1,497,603
LGI Homes, Inc.
4.25% due 11/15/19	584,000	1,403,316
Live Nation Entertainment, Inc.
2.50% due 03/15/23[1,4]	991,000	1,043,501
Huazhu Group Ltd.
0.38% due 11/01/22[1,4]	930,000	1,024,999
EZCORP, Inc.
2.38% due 05/01/25[4]	1,067,000	1,010,182
RH
due 06/15/23[1,3,4]	855,000	788,380
Total Consumer, Cyclical		18,139,361
Energy - 4.4%
Weatherford International Ltd.
5.88% due 07/01/21[1]	4,563,000	4,527,655
Oasis Petroleum, Inc.
2.63% due 09/15/23[1]	1,777,000	2,232,058
Chesapeake Energy Corp.
5.50% due 09/15/26[1]	1,801,000	1,795,289
PDC Energy, Inc.
1.13% due 09/15/21[1]	1,628,000	1,712,739
Helix Energy Solutions Group, Inc.
4.13% due 09/15/23	908,000	1,187,996
Oil States International, Inc.
1.50% due 02/15/23[1,4]	1,086,000	1,174,615
Green Plains, Inc.
4.13% due 09/01/22	1,043,000	995,128
Whiting Petroleum Corp.
1.25% due 04/01/20[1]	964,000	922,239
Ensco Jersey Finance Ltd.
3.00% due 01/31/24[1]	627,000	596,636
Total Energy		15,144,355
Basic Materials - 0.9%
AK Steel Corp.
5.00% due 11/15/19	1,151,000	1,324,093

Advent Claymore Convertible Securities & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2018

	Face
	Amount	Value
CONVERTIBLE BONDS†† - 69.0% (continued)
Basic Materials - 0.9% (continued)
Pretium Resources, Inc.
2.25% due 03/15/22	$1,059,000	$955,748
Cleveland-Cliffs, Inc.
1.50% due 01/15/25[1]	644,000	927,289
Total Basic Materials		3,207,130
Utilities - 0.9%
CenterPoint Energy, Inc.
3.40% due 09/15/29[5]	46,500	2,034,375
NRG Energy, Inc.
2.75% due 06/01/48[1,4]	1,049,000	1,022,568
Total Utilities		3,056,943
Total Convertible Bonds
(Cost $221,468,324)		238,037,009
CORPORATE BONDS†† - 60.9%
Consumer, Cyclical - 15.2%
GameStop Corp.
6.75% due 03/15/21[1,4]	4,676,000	4,787,055
Vista Outdoor, Inc.
5.88% due 10/01/23[1]	2,814,000	2,778,825
Staples, Inc.
8.50% due 09/15/25[1,4]	2,677,000	2,523,073
Scientific Games International, Inc.
10.00% due 12/01/22[1]	1,976,000	2,116,790
Dana Financing Luxembourg Sarl
6.50% due 06/01/26[1,4]	2,070,000	2,101,050
Downstream Development Authority of the Quapaw Tribe of Oklahoma
10.50% due 02/15/23[1,4]	1,993,000	2,002,387
Tempur Sealy International, Inc.
5.63% due 10/15/23[1]	2,000,000	1,987,500
William Carter Co.
5.25% due 08/15/21[1]	1,930,000	1,958,419
Eagle Intermediate Global Holding BV/Ruyi US Finance LLC
7.50% due 05/01/25[1,4]	1,959,000	1,954,102
Navistar International Corp.
6.63% due 11/01/25[1,4]	1,850,000	1,940,743
Hanesbrands, Inc.
4.63% due 05/15/24[1,4]	1,948,000	1,904,170
Mattamy Group Corp.
6.88% due 12/15/23[1,4]	1,157,000	1,188,586
6.50% due 10/01/25[1,4]	723,000	708,540
Scotts Miracle-Gro Co.
6.00% due 10/15/23[1]	914,000	945,990
5.25% due 12/15/26[1]	966,000	924,945
Six Flags Entertainment Corp.
4.88% due 07/31/24[1,4]	1,469,000	1,437,784
5.50% due 04/15/27[1,4]	433,000	424,881
Delphi Technologies plc
5.00% due 10/01/25[1,4]	1,810,000	1,711,373
Wolverine World Wide, Inc.
5.00% due 09/01/26[1,4]	1,688,000	1,607,820
Churchill Downs, Inc.
4.75% due 01/15/28[1,4]	1,692,000	1,594,710

	Face
	Amount	Value
CORPORATE BONDS†† - 60.9% (continued)
Consumer, Cyclical - 15.2% (continued)
TRI Pointe Group Inc. / TRI Pointe Homes Inc.
4.38% due 06/15/19[1]	$1,558,000	$1,567,286
Speedway Motorsports, Inc.
5.13% due 02/01/23[1]	1,559,000	1,539,512
Goodyear Tire & Rubber Co.
5.13% due 11/15/23[1]	1,546,000	1,526,675
National CineMedia LLC
6.00% due 04/15/22[1]	1,494,000	1,523,880
American Greetings Corp.
8.75% due 04/15/25[1,4]	1,555,000	1,469,475
Enterprise Development Authority
12.00% due 07/15/24[1,4]	1,447,000	1,410,825
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.50% due 06/01/24[1]	880,000	858,000
5.88% due 03/01/27[1]	562,000	526,875
Carlson Travel, Inc.
9.50% due 12/15/24[1,4]	1,462,000	1,346,867
American Axle & Manufacturing, Inc.
6.25% due 03/15/26[1]	1,109,000	1,067,413
United Continental Holdings, Inc.
6.00% due 12/01/20[1]	1,000,000	1,050,000
Ferrellgas Partners Limited Partnership / Ferrellgas Partners Finance Corp.
8.63% due 06/15/20	965,000	940,875
Beacon Roofing Supply, Inc.
4.88% due 11/01/25[1,4]	964,000	902,834
Stars Group Holdings BV / Stars Group US Company-Borrower LLC
7.00% due 07/15/26[1,4]	121,000	124,933
Total Consumer, Cyclical		52,454,193
Consumer, Non-cyclical - 11.2%
Bausch Health Companies, Inc.
6.13% due 04/15/25[4]	2,550,000	2,400,188
9.00% due 12/15/25[1,4]	2,171,000	2,307,664
7.00% due 03/15/24[1,4]	962,000	1,023,568
HCA, Inc.
5.25% due 04/15/25[1]	3,452,000	3,536,142
6.50% due 02/15/20[1]	1,448,000	1,510,698
Encompass Health Corp.
5.75% due 09/15/25[1]	2,126,000	2,147,260
5.75% due 11/01/24[1]	2,000,000	2,036,440
Tenet Healthcare Corp.
4.63% due 07/15/24[1]	2,510,000	2,437,838
4.38% due 10/01/21[1]	800,000	801,000
Spectrum Brands, Inc.
5.75% due 07/15/25[1]	2,420,000	2,426,050
Cardtronics, Inc.
5.13% due 08/01/22[1]	2,500,000	2,381,250
Molina Healthcare, Inc.
5.38% due 11/15/22[1]	2,200,000	2,255,000

Advent Claymore Convertible Securities & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2018

	Face
	Amount	Value
CORPORATE BONDS†† - 60.9% (continued)
Consumer, Non-cyclical - 11.2% (continued)
United Rentals North America, Inc.
5.50% due 05/15/27[1]	$1,086,000	$1,078,832
5.75% due 11/15/24[1]	966,000	991,358
Cardtronics Incorporated / Cardtronics USA Inc
5.50% due 05/01/25[1,4]	2,287,000	2,046,865
Ritchie Bros Auctioneers, Inc.
5.38% due 01/15/25[1,4]	1,827,000	1,799,595
Land O'Lakes Capital Trust I
7.45% due 03/15/28[1,4]	1,500,000	1,665,000
Pilgrim's Pride Corp.
5.75% due 03/15/25[1,4]	1,446,000	1,386,353
DaVita, Inc.
5.00% due 05/01/25[1]	1,161,000	1,097,145
Nielsen Company Luxembourg SARL
5.00% due 02/01/25[4]	965,000	882,975
Sotheby's
4.88% due 12/15/25[1,4]	886,000	852,436
Central Garden & Pet Co.
6.13% due 11/15/23[1]	798,000	823,935
Simmons Foods, Inc.
5.75% due 11/01/24[1,4]	636,000	529,470
7.75% due 01/15/24[1,4]	242,000	249,865
Land O' Lakes, Inc.
6.00% due 11/15/22[1,4]	19,000	20,078
Total Consumer, Non-cyclical		38,687,005
Energy - 7.9%
PDC Energy, Inc.
5.75% due 05/15/26[1]	1,687,000	1,674,347
6.13% due 09/15/24[1]	688,000	694,020
PBF Holding Company LLC / PBF Finance Corp.
7.25% due 06/15/25[1]	2,168,000	2,273,690
Parsley Energy LLC / Parsley Finance Corp.
5.63% due 10/15/27[1,4]	2,170,000	2,159,150
SESI LLC
7.75% due 09/15/24[1]	1,929,000	1,991,693
Diamondback Energy, Inc.
5.38% due 05/31/25[1]	1,930,000	1,937,237
WPX Energy, Inc.
5.25% due 09/15/24[1]	1,929,000	1,926,589
Genesis Energy Limited Partnership / Genesis Energy Finance Corp.
6.25% due 05/15/26[1]	1,929,000	1,818,082
Oasis Petroleum, Inc.
6.88% due 03/15/22[1]	1,687,000	1,722,849
Continental Resources, Inc.
5.00% due 09/15/22[1]	1,687,000	1,713,776
Parkland Fuel Corp.
6.00% due 04/01/26[1,4]	1,446,000	1,429,733
Gulfport Energy Corp.
6.00% due 10/15/24[1]	1,446,000	1,402,620
Nabors Industries, Inc.
5.75% due 02/01/25[1,4]	1,462,000	1,388,900

	Face
	Amount	Value
CORPORATE BONDS†† - 60.9% (continued)
Energy - 7.9% (continued)
Alliance Resource Operating Partners Limited Partnership / Alliance Resource Finance Corp.
7.50% due 05/01/25[1,4]	$1,247,000	$1,321,820
Summit Midstream Holdings LLC / Summit Midstream Finance Corp.
5.75% due 04/15/25[1]	1,144,000	1,103,960
5.50% due 08/15/22[1]	59,000	58,705
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
10.00% due 04/01/22[1,4]	965,000	1,071,150
PBF Logistics Limited Partnership / PBF Logistics Finance Corp.
6.88% due 05/15/23[1]	880,000	897,600
CNX Resources Corp.
8.00% due 04/01/23[1]	754,000	795,470
Total Energy		27,381,391
Communications - 7.4%
Sprint Corp.
7.88% due 09/15/23[1]	2,000,000	2,140,000
7.63% due 02/15/25[1]	1,959,000	2,053,287
Charter Communications Operating LLC / Charter Communications Operating Capital
4.91% due 07/23/25[1]	2,617,000	2,666,234
DISH DBS Corp.
5.13% due 05/01/20[1]	965,000	961,381
6.75% due 06/01/21[1]	800,000	806,240
7.75% due 07/01/26[1]	895,000	785,363
CBS Radio, Inc.
7.25% due 11/01/24[1,4]	2,249,000	2,124,180
CenturyLink, Inc.
7.50% due 04/01/24[1]	1,930,000	2,021,694
Sirius XM Radio, Inc.
5.38% due 07/15/26[1,4]	1,974,000	1,936,988
Hughes Satellite Systems Corp.
6.50% due 06/15/19[1]	1,718,000	1,758,803
Frontier Communications Corp.
7.63% due 04/15/24	1,688,000	1,147,840
8.50% due 04/01/26[1,4]	484,000	466,455
CommScope, Inc.
5.50% due 06/15/24[1,4]	1,500,000	1,520,625
Inmarsat Finance plc
6.50% due 10/01/24[1,4]	1,316,000	1,325,870
Altice France S.A.
7.38% due 05/01/26[1,4]	1,034,000	1,026,245
Match Group, Inc.
6.38% due 06/01/24[1]	965,000	1,024,106
Tribune Media Co.
5.88% due 07/15/22[1]	935,000	944,350
Cincinnati Bell, Inc.
8.00% due 10/15/25[1,4]	965,000	885,387
Total Communications		25,595,048
Basic Materials - 6.3%
NOVA Chemicals Corp.
5.00% due 05/01/25[1,4]	2,345,000	2,239,475

Advent Claymore Convertible Securities & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2018

	Face
	Amount	Value
CORPORATE BONDS†† - 60.9% (continued)
Basic Materials - 6.3% (continued)
First Quantum Minerals Ltd.
6.88% due 03/01/26[4]	$1,749,000	$1,709,648
7.50% due 04/01/25[4]	496,000	500,960
Big River Steel LLC / BRS Finance Corp.
7.25% due 09/01/25[1,4]	1,851,000	1,929,667
FMG Resources August 2006 Pty Ltd.
4.75% due 05/15/22[1,4]	1,932,000	1,886,115
Alcoa Nederland Holding BV
6.13% due 05/15/28[1,4]	1,730,000	1,786,225
Kaiser Aluminum Corp.
5.88% due 05/15/24[1]	1,712,000	1,754,800
TPC Group, Inc.
8.75% due 12/15/20[1,4]	1,744,000	1,744,000
Compass Minerals International, Inc.
4.88% due 07/15/24[1,4]	1,845,000	1,715,850
Commercial Metals Co.
4.88% due 05/15/23[1]	1,653,000	1,619,940
Rayonier AM Products, Inc.
5.50% due 06/01/24[1,4]	1,112,000	1,049,128
Tronox Finance plc
5.75% due 10/01/25[1,4]	1,085,000	1,048,381
Tronox, Inc.
6.50% due 04/15/26[1,4]	1,004,000	998,980
AK Steel Corp.
7.50% due 07/15/23[1]	900,000	933,750
New Gold, Inc.
6.25% due 11/15/22[1,4]	965,000	911,925
Total Basic Materials		21,828,844
Industrial - 6.1%
MasTec, Inc.
4.88% due 03/15/23[1]	2,612,000	2,553,230
Cleaver-Brooks, Inc.
7.88% due 03/01/23[1,4]	2,225,000	2,305,656
TransDigm, Inc.
6.38% due 06/15/26[1]	1,793,000	1,806,447
6.00% due 07/15/22[1]	483,000	492,757
Navios Maritime Acquisition Corporation / Navios Acquisition Finance US, Inc.
8.13% due 11/15/21[1,4]	2,606,000	2,149,950
Louisiana-Pacific Corp.
4.88% due 09/15/24[1]	2,151,000	2,134,868
Ball Corp.
4.38% due 12/15/20[1]	1,930,000	1,956,537
CNH Industrial Capital LLC
3.38% due 07/15/19[1]	1,902,000	1,911,510
Navios Maritime Holdings, Inc. / Navios Maritime Finance II US, Inc.
7.38% due 01/15/22[4]	1,985,000	1,578,075
Xerium Technologies, Inc.
9.50% due 08/15/21[1]	1,084,000	1,142,265
Mueller Water Products, Inc.
5.50% due 06/15/26[1,4]	1,066,000	1,077,993
Energizer Holdings, Inc.
5.50% due 06/15/25[1,4]	965,000	951,731

	Face
	Amount	Value
CORPORATE BONDS†† - 60.9% (continued)
Industrial - 6.1% (continued)
WESCO Distribution, Inc.
5.38% due 06/15/24[1]	$965,000	$951,731
Total Industrial		21,012,750
Technology - 3.5%
Seagate HDD Cayman
4.75% due 01/01/25[1]	2,397,000	2,328,493
West Corp.
8.50% due 10/15/25[1,4]	2,524,000	2,208,500
NCR Corp.
5.00% due 07/15/22[1]	1,750,000	1,734,688
Nuance Communications, Inc.
6.00% due 07/01/24[1]	1,650,000	1,687,125
First Data Corp.
5.38% due 08/15/23[1,4]	1,565,000	1,590,431
Dell, Inc.
5.88% due 06/15/19[1]	1,480,000	1,509,600
ACI Worldwide, Inc.
6.38% due 08/15/20[1,4]	1,000,000	1,001,250
Total Technology		12,060,087
Financial - 2.9%
Credit Acceptance Corp.
7.38% due 03/15/23[1]	2,158,000	2,276,690
Alliance Data Systems Corp.
5.38% due 08/01/22[1,4]	1,850,000	1,866,650
Navient Corp.
5.50% due 01/15/19[1]	1,674,000	1,691,996
Radian Group, Inc.
7.00% due 03/15/21	1,448,000	1,551,170
CIT Group, Inc.
5.38% due 05/15/20[1]	1,448,000	1,495,060
Fidelity & Guaranty Life Holdings, Inc.
5.50% due 05/01/25[1,4]	976,000	950,380
Total Financial		9,831,946
Utilities - 0.4%
AmeriGas Partners, LP / AmeriGas Finance Corp.
5.75% due 05/20/27[1]	1,420,000	1,364,975
Total Corporate Bonds
(Cost $211,924,009)		210,216,239
SENIOR FLOATING RATE INTERESTS††,6 - 1.7%
Consumer, Cyclical - 0.8%
PetSmart, Inc.
5.34% (3 Month USD LIBOR + 3.00%) due 03/11/22	2,170,736	1,809,400
Alterra Mountain Co.
5.33% (3 Month USD LIBOR + 3.00%) due 07/31/24	1,069,526	1,069,525
Total Consumer, Cyclical		2,878,925
Communications - 0.5%
Sprint Communications, Inc.
4.50% (3 Month USD LIBOR + 2.50%) due 02/02/24	1,636,288	1,638,538

Advent Claymore Convertible Securities & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2018

	Face
	Amount	Value
SENIOR FLOATING RATE INTERESTS††,6 - 1.7% (continued)
Consumer, Non-cyclical - 0.4%
SUPERVALU, Inc.
5.84% (3 Month USD LIBOR + 3.50%) due 06/08/24	$1,287,976	$1,289,586
Total Senior Floating Rate Interests
(Cost $6,171,707)		5,807,049
Total Investments - 163.3%
(Cost $548,235,389)		$563,481,837
Other Assets & Liabilities, net - (63.3)%		(218,323,595)
Total Net Assets - 100.0%		$345,158,242

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††

Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at July 31, 2018	Net Unrealized Appreciation
Bank of New York Mellon	408,000	EUR	9/14/2018	$484,125	$479,031	$5,094

Counterparty	Contracts to Buy	Currency	Settlement Date	Settlement Value	Value at July 31, 2018	Net Unrealized Appreciation
Bank of New York Mellon	408,000	EUR	9/14/2018	$478,378	$479,031	$653

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1
All or a portion of these securities have been physically segregated in connection with borrowings and reverse repurchase agreements. As of July 31, 2018, the total value of securities segregated was $470,012,813.

2	Rate indicated is the 7 day yield as of July 31, 2018.
3	Zero coupon rate security.
4
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $165,833,446 (cost $164,356,010), or 48.0% of total net assets.

5	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
6
Variable rate security.  Rate indicated is the rate effective at July 31, 2018. In some instances, the underlying reference rate shown was below the minimum rate earned by the security or has been adjusted by a predetermined factor. The settlement status of a position may also impact the effective rate indicated. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

7	Perpetual maturity.

plc               Public Limited Company
LIBOR         London Interbank Offered Rate
EUR            Euro

See Sector Classification in Other Information section.

Advent Claymore Convertible Securities & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2018

The following table summarizes the inputs used to value the Fund's investments at July 31, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$55,380,247	—	$—	$55,380,247
Convertible Preferred Stocks	38,743,816	—	—	38,743,816
Money Market Fund	15,297,477	—	—	15,297,477
Convertible Bonds	—	238,037,009	—	238,037,009
Corporate Bonds	—	210,216,239	—	210,216,239
Senior Floating Rate Interests	—	5,807,049	—	5,807,049
Forward Foreign Currency Exchange Contracts*	—	5,747	—	5,747
Total Assets	$109,421,540	454,066,044	$—	$563,487,584

* This derivative is reported as unrealized appreciation at period end.

Please refer to the detailed portfolio for the breakdown of investment type by industry category.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, reverse repurchase agreements of $97,009,385 are categorized as Level 2 within the disclosure hierarchy.

The Fund did not hold any Level 3 securities during the period ended July 31, 2018.
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended July 31, 2018, there were no transfers between levels.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 — Organization and Significant Accounting Policies

Organization

Advent Claymore Convertible Securities and Income Fund (the “Fund”) was organized as a Delaware statutory trust on February 19, 2003. The Fund is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual shareholder report.

Significant Accounting Policies

The Fund operates as an investment company and accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Fund. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

Equity securities listed on an exchange are valued at the last reported sale price on the primary exchange on which they are traded. Equity securities traded on an exchange or on the other over-the-counter market and for which there are no transactions on a given day are valued at the mean of the closing bid and ask prices. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Equity securities not listed on a securities exchange or NASDAQ are valued at the mean of the closing bid and ask prices. Debt securities are valued by independent pricing services or dealers using the mean of the closing bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Exchange-traded funds and listed closed-end funds are valued at the last sale price or official closing price on the exchange where the security is principally traded. The value of over-the-counter (“OTC”) swap agreements entered into by the Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value provided by an independent pricing service. Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. Exchange-traded options are valued at the closing price, if traded that day. If not traded, they are valued at the mean of the bid and ask prices on the primary exchange on which they are traded. Swaps are valued daily by independent pricing services or dealers using the mid-price. Short-term securities with remaining maturities of 60 days or less are valued at market price, or if a market price is not available, at amortized cost, provided such amount approximates market value. The Fund values money market funds at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees. A valuation committee consisting of representatives from investment management, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Fund and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, unchanged priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Fund’s Board of Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) fair value. Such fair value is the amount that the Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one security to another. Examples of such factors may include, but are not limited to: market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

these contracts and other derivative investments trade in the cash market. There were no securities fair valued in accordance with such procedures established by the Board of Trustees as of July 31, 2018.

Senior loans in which the Fund invests generally pay interest rates which are periodically adjusted by reference to a base short-term floating rate, plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the one-month or three-month London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at July 31, 2018.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency. The change in value of the contract is recorded as unrealized appreciation or depreciation until the contract is closed. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

Note 2 — Financial Instruments and Derivatives

As part of its investment strategy, the Fund may utilize a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Fund may utilize derivatives for the following purposes:

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Higher Investment Returns: the use of an instrument to seek to obtain increased investment returns.

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

Speculation: the use of an instrument to express macro-economic and other investment views.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Fund may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

In conjunction with the use of derivative instruments, the Fund is required to maintain collateral in various forms. The Fund uses, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or the repurchase agreements allocated to the Fund.

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. A Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-trade fund which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends or interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

The Fund has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Fund monitors the counterparty credit risk.

Note 3 — Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

Observable inputs are those based upon market data obtained from independent sources, and unobservable inputs reflect the Fund’s own assumptions based on the best information available. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following are certain inputs and techniques that are generally utilized to evaluate how to classify each major type of investment in accordance with U.S. GAAP.

Equity Securities (Common and Preferred Stock) – Equity securities traded in active markets where market quotations are readily available are categorized as Level 1. Equity securities traded in inactive markets and certain foreign equities are valued using inputs which include broker quotes, prices of securities closely related where the security held is not trading but the related security is trading, and evaluated price quotes received from independent pricing providers. To the extent that these inputs are observable, such securities are categorized as Level 2. To the extent that these inputs are unobservable, such securities are categorized as Level 3.

Convertible Bonds & Notes – Convertible bonds and notes are valued by independent pricing providers who employ matrix pricing models utilizing various inputs such as market prices, broker quotes, prices of securities with comparable maturities and qualities, and closing prices of corresponding underlying securities. To the extent that these inputs are observable, such

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

securities are categorized as Level 2. To the extent that these inputs are unobservable, such securities are categorized as Level 3.

Corporate Bonds & Notes – Corporate bonds and notes are valued by independent pricing providers who employ matrix pricing models utilizing various inputs such as market prices, broker quotes, prices of securities with comparable maturities and qualities and closing prices of corresponding underlying securities. To the extent that these inputs are observable, such securities are categorized as Level 2. To the extent that these inputs are unobservable, such securities are categorized as Level 3.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and categorized in Level 1 of the fair value hierarchy. OTC derivative contracts including forward foreign currency exchange contracts, swap contracts and option contracts derive their value from underlying asset prices, indices, reference rates, and other inputs. Depending on the product and terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets. These OTC derivatives are categorized within Level 2 of the fair value hierarchy.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 4 — Federal Income Tax Information

The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Fund from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken, or to be taken, on federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At July 31, 2018, the cost of securities for federal income tax purposes, the aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value were as follows:

Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation
$549,462,485	$28,344,015	$(14,318,916)	$14,025,099

Note 5 — Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a particular price at a future date. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

As of July 31, 2018, the Fund had entered into the following reverse repurchase agreements:

Counterparty	Range of Interest Rates	Maturity Dates	Face Value
Societe Generale	3.20% - 3.83%*	11/29/18 - 12/15/22	$ 97,009,385

*The rate is adjusted periodically by the counterparty, subject to approval by the Adviser, and is not based upon a set reference rate and spread. Rate indicated is the rate effective at July 31, 2018.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The following is a summary of the remaining contractual maturities of the reverse repurchase agreements outstanding as of July 31, 2018, aggregated by asset class of the related collateral pledged by the Fund:

	Overnight and Continuous	Up to 30 days	31-90 days	Greater than 90 days	Total
Convertible Bonds	$ -	$ -	$ -	$ 29,568,499	$ 29,568,499
Corporate Bonds	-	-	-	67,440,886	67,440,886
Total Reverse Repurchase Agreements	$ -	$ -	$ -	$ 97,009,385	$ 97,009,385
Gross amount of recognized liabilities for reverse repurchase agreements				$ 97,009,385	$ 97,009,385

OTHER INFORMATION (Unaudited)

Sector Classification
Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. The Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Fund usually classifies sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Item 2.  Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of a date within 90 days of the filing date of this report and have concluded based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant on this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advent Claymore Convertible Securities and Income Fund

By:	/s/ Tracy V. Maitland
Tracy V. Maitland
President and Chief Executive Officer

Date:	September 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Tracy V. Maitland
Tracy V. Maitland
President and Chief Executive Officer

Date:	September 28, 2018

By:	/s/ Robert White
Robert White
Treasurer and Chief Financial Officer

Date:	September 28, 2018